FINANCIAL INSTRUMENTS - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative assets	$ 188	$ 73
Derivative liabilities	88	121
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	153	61
Derivative liabilities	73	98
Derivatives designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	81	44
Derivative liabilities	41	29
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	72	17
Derivative liabilities	32	69
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	35	12
Derivative liabilities	15	23
Derivatives not designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	35	12
Derivative liabilities	$ 15	$ 23